Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
Valuation and Qualifying Accounts
(US $in thousands)

	Beginning of year	Charges to Costs and Expenses	Charges to other accounts	Deductions	End of Year

Allowance for doubtful accounts (1):
Year ended December 31, 2019	$240	261	(83)	-	$418
Year ended December 31, 2020	$418	710	(438)	-	$690
Year ended December 31, 2021	$690	864	(563)	-	$991

Allowance for net deferred tax assets:
Year ended December 31, 2019	$18,478	-	2,568	-	$21,046
Year ended December 31, 2020	$21,046	-	-	(3,601)	$17,445
Year ended December 31, 2021	$17,445	-	-	(5,815)	$11,630

(1) Write-off net of recoveries for the allowance for doubtful accounts.